Allowances for Trade Receivables and Finance Subsidiaries-Receivables (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period			¥ 56,010	¥ 58,241
Additions - Charged to costs and expenses			40,062	77,016
Deductions - Bad debts written off			50,769	75,999
Foreign currency translation			(1,123)	(3,248)
Balance at end of period			44,180	56,010
Other assets | Trade accounts and notes receivable: Allowance for doubtful accounts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	9,319		9,140	3,386
Additions - Charged to costs and expenses	15,839		1,294	7,367
Deductions - Bad debts written off	1,734		1,395	1,177
Foreign currency translation	(149)		280	(436)
Balance at end of period	23,275		9,319	9,140
New Accounting Pronouncement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	45,076
Additions - Charged to costs and expenses	13,305
Deductions - Bad debts written off	22,913
Foreign currency translation	(3,353)
Balance at end of period	32,115
New Accounting Pronouncement | Finance subsidiaries-receivables: Allowance for credit losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	35,823	[1]
Additions - Charged to costs and expenses	10,146	[1]
Deductions - Bad debts written off	18,302	[1]
Foreign currency translation	(2,777)	[1]
Balance at end of period	24,890	[1]
Trade accounts and notes receivable: Allowance for doubtful accounts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	8,555		7,455	8,181
Additions - Charged to costs and expenses	3,625		4,039	3,700
Deductions - Bad debts written off	3,849		3,268	2,625
Foreign currency translation	(427)		329	(1,801)
Balance at end of period	7,904		8,555	7,455
Finance subsidiaries-receivables: Allowance for credit losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period			35,617	33,354
Additions - Charged to costs and expenses			32,913	53,981
Deductions - Bad debts written off			32,053	49,609
Foreign currency translation			(1,550)	(2,109)
Balance at end of period			34,927	35,617
Finance subsidiaries-receivables: Allowance for losses on lease residual values
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	9,253		20,393	24,887
Additions - Charged to costs and expenses	3,159		7,149	23,035
Deductions - Bad debts written off	4,611		18,716	26,390
Foreign currency translation	(576)		427	(1,139)
Balance at end of period	¥ 7,225		¥ 9,253	¥ 20,393

[1]	Honda adopted Accounting Standards Update (ASU) 2009-16 "Accounting for Transfers of Financial Assets", and ASU 2009-17 "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities", effective April 1,2010. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. Allowance for credit losses at beginning of the fiscal year ended March 31, 2011 includes the impact of the adoption of these standards. Therefore, the amount does not correspond to the balance at end of the fiscal year ended March 31,2010. (see note 1(c))